UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

YieldMax™ AI & Tech Portfolio Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 YieldMax™ AI & Tech Portfolio Option Income ETF Ticker: GPTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AI & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gpty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ AI & Tech Portfolio Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI & Tech Portfolio Option Income ETF	$2	0.99%

The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$15,667
Number of Holdings	67
Portfolio Turnover	35%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
C3.ai, Inc.	11.7
NVIDIA Corp.	10.5
Apple, Inc.	5.4
Tesla, Inc.	4.9
Advanced Micro Devices, Inc.	4.8
Broadcom, Inc.	4.6
International Business Machines Corp.	3.5
Salesforce, Inc.	3.2
Amazon.com, Inc.	3.1
QUALCOMM, Inc.	3.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.yieldmaxetfs.com/our-etfs/gpty/.

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Ticker: LFGY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/lfgy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF	$5	0.99%

The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$50,927
Number of Holdings	127
Portfolio Turnover	35%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Coinbase Global, Inc. - Class A	16.0
MicroStrategy, Inc. - Class A	15.2
Hut 8 Corp.	5.5
MARA Holdings, Inc. - Expiration: 02/07/25; Exercise: $7.50	4.7
Cleanspark, Inc. - Expiration: 02/07/25; Exercise: $5.50	4.0
iShares Bitcoin Trust ETF - Expiration: 02/07/25; Exercise: $30.00	3.9
NU Holdings, Ltd. - Class A	3.8
MercadoLibre, Inc.	3.5
Riot Platforms, Inc. - Expiration: 02/07/25; Exercise: $5.00	3.4
Opera, Ltd.	3.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.yieldmaxetfs.com/our-etfs/lfgy/.

YieldMax™ Dorsey Wright Featured 5 Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 YieldMax™ Dorsey Wright Featured 5 Income ETF Ticker: FEAT (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Featured 5 Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/feat/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Featured 5 Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Featured 5 Income ETF	$4	0.29%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$15,115
Number of Holdings	6
Portfolio Turnover	7%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2025)

Top Holdings	(% of Total Net Assets)
Yieldmax Meta Option Income Strategy ETF	21.1
YieldMax NFLX Option Income Strategy ETF	20.9
YieldMax COIN Option Income Strategy ETF	19.9
YieldMax MSTR Option Income Strategy ETF	19.1
Yieldmax Tsla Option Income ETF	9.7

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.yieldmaxetfs.com/our-etfs/feat/.

YieldMax™ Dorsey Wright Hybrid 5 Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 YieldMax™ Dorsey Wright Hybrid 5 Income ETF Ticker: FIVY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Hybrid 5 Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/fivy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Hybrid 5 Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Hybrid 5 Income ETF	$4	0.29%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$11,852
Number of Holdings	11
Portfolio Turnover	15%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Yieldmax Meta Option Income Strategy ETF	12.4
YieldMax NFLX Option Income Strategy ETF	12.3
YieldMax COIN Option Income Strategy ETF	11.7
YieldMax MSTR Option Income Strategy ETF	11.2
Yieldmax Tsla Option Income ETF	9.7
Meta Platforms, Inc. - Class A	9.2
Netflix, Inc.	8.6
Coinbase Global, Inc. - Class A	8.5
MicroStrategy, Inc. - Class A	8.2
Tesla, Inc.	7.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.yieldmaxetfs.com/our-etfs/fivy/.

YieldMax™ Target 12 Big 50 Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 YieldMax™ Target 12 Big 50 Option Income ETF Ticker: BIGY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Big 50 Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/bigy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Big 50 Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Big 50 Option Income ETF	$20	0.99%

The Fund commenced operations on November 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$7,603
Number of Holdings	107
Portfolio Turnover	31%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	10.7
Microsoft Corp.	9.3
Alphabet, Inc. - Class A	7.2
Broadcom, Inc.	3.3
Eli Lilly & Co.	3.1
Tesla, Inc.	2.7
NVIDIA Corp. - Expiration: 02/07/25; Exercise: $80.00	2.6
Amazon.com, Inc. - Expiration: 02/07/25; Exercise: $150.00	2.3
Walmart, Inc.	2.3
JPMorgan Chase & Co.	2.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.yieldmaxetfs.com/our-etfs/bigy/.

YieldMax™ Target 12 Semiconductor Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 YieldMax™ Target 12 Semiconductor Option Income ETF Ticker: SOXY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Semiconductor Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/soxy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Semiconductor Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Semiconductor Option Income ETF	$16	0.99%

The Fund commenced operations on December 2, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$4,968
Number of Holdings	99
Portfolio Turnover	3%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	16.4
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	12.9
ARM Holdings PLC	5.1
QUALCOMM, Inc.	4.3
Applied Materials, Inc.	4.1
Texas Instruments, Inc.	3.9
Analog Devices, Inc.	3.5
Broadcom, Inc. - Expiration: 02/07/25; Exercise: $140.00	3.3
Marvell Technology, Inc.	3.0
Advanced Micro Devices, Inc.	3.0

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.yieldmaxetfs.com/our-etfs/soxy/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2025 (Unaudited)

Tidal Trust II

●YieldMax AI & Tech Portfolio Option Income ETF	| GPTY	| NYSE Arca, Inc.
●YieldMax Crypto Industry & Tech Portfolio Option Income ETF	| LFGY	| NYSE Arca, Inc.
●YieldMax Dorsey Wright Featured 5 Income ETF	| FEAT	| Nasdaq Stock Market, LLC
●YieldMax Dorsey Wright Hybrid 5 Income ETF	| FIVY	| Nasdaq Stock Market, LLC
●YieldMax Target 12 Big 50 Option Income ETF	| BIGY	| NYSE Arca, Inc.
●YieldMax Target 12 Semiconductor Option Income ETF	| SOXY	| NYSE Arca, Inc.

YieldMax ETFs

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

YieldMax AI & Tech Portfolio Option Income ETF

Schedule of Investments

COMMON STOCKS - 75.9%		Shares	Value
Auto Manufacturers - 4.9%
Tesla, Inc. (a)(b)		1,900	$768,740

Computers - 9.0%
Apple, Inc. (b)		3,615	853,140
International Business Machines Corp. (b)		2,147	548,988
			1,402,128

Internet - 4.4%
Alphabet, Inc. - Class A (b)		44	8,977
Amazon.com, Inc. (a)(b)		2,068	491,522
Meta Platforms, Inc. - Class A (b)		275	189,524
			690,023

Semiconductors - 31.4%(c)
Advanced Micro Devices, Inc. (a)(b)		6,489	752,400
Broadcom, Inc. (b)		3,265	722,447
Intel Corp. (b)		22,075	428,917
Marvell Technology, Inc. (b)		3,849	434,398
NVIDIA Corp. (b)		13,716	1,646,880
QUALCOMM, Inc. (b)		2,810	485,933
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)		2,146	449,201
			4,920,176

Software - 23.5%
C3.ai, Inc. - Class A (a)(b)		58,619	1,837,706
Microsoft Corp. (b)		807	334,953
Oracle Corp. (b)		2,589	440,285
Palantir Technologies, Inc. - Class A (a)(b)		504	41,575
Salesforce, Inc. (b)		1,445	493,757
ServiceNow, Inc. (a)(b)		430	437,903
Snowflake, Inc. - Class A (a)(b)		539	97,834
			3,684,013

Telecommunications - 2.7%
Arista Networks, Inc. (a)(b)		3,705	426,927
TOTAL COMMON STOCKS (Cost $12,138,911)			11,892,007

PURCHASED OPTIONS - 8.4%(a)(d)(e)	Notional Amount	Contracts
Call Options - 7.3%
Alphabet, Inc., Expiration: 02/07/2025; Exercise Price: $130.00	$816,080	40	296,700
C3.ai, Inc.
Expiration: 02/21/2025; Exercise Price: $37.00	987,525	315	13,388
Expiration: 02/21/2025; Exercise Price: $39.00	846,450	270	5,940
Meta Platforms, Inc., Expiration: 02/07/2025; Exercise Price: $600.00	689,180	10	89,550
Microsoft Corp., Expiration: 02/07/2025; Exercise Price: $330.00	415,060	10	85,275
NVIDIA Corp., Expiration: 02/14/2025; Exercise Price: $140.00	1,632,952	136	15,096
Palantir Technologies, Inc., Expiration: 02/07/2025; Exercise Price: $50.00	824,900	100	323,500
Snowflake, Inc., Expiration: 02/07/2025; Exercise Price: $105.00	726,040	40	307,300
Total Call Options			1,136,749

Put Options - 1.1%
Invesco QQQ Trust Series 1, Expiration: 03/21/2025; Exercise Price: $500.00	14,101,830	270	179,415
TOTAL PURCHASED OPTIONS (Cost $1,295,562)			1,316,164

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 24.0%
Money Market Funds - 24.0%	Shares
First American Government Obligations Fund - Class X, 4.32% (f)	3,761,228	3,761,228
TOTAL SHORT-TERM INVESTMENTS (Cost $3,761,228)		3,761,228

TOTAL INVESTMENTS - 108.3% (Cost $17,195,701)		16,969,399
Liabilities in Excess of Other Assets - (8.3)%		(1,302,775)
TOTAL NET ASSETS - 100.0%		$15,666,624

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Held in connection with written options contracts. See Schedule of Written Options for further information.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	100 shares per contract.

(e)	Exchange-traded.

(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

YieldMax AI & Tech Portfolio Option Income ETF

Schedule of Written Options

WRITTEN OPTIONS - (2.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.4)%
Advanced Micro Devices, Inc.
Expiration: 02/07/2025; Exercise Price: $135.00	$(452,205)	(39)	$(2,359)
Expiration: 02/07/2025; Exercise Price: $130.00	(289,875)	(25)	(2,788)
Alphabet, Inc., Expiration: 02/14/2025; Exercise Price: $205.00	(795,678)	(39)	(26,033)
Amazon.com, Inc., Expiration: 02/07/2025; Exercise Price: $250.00	(475,360)	(20)	(6,400)
Apple, Inc.
Expiration: 02/07/2025; Exercise Price: $240.00	(330,400)	(14)	(2,478)
Expiration: 02/07/2025; Exercise Price: $247.50	(94,400)	(4)	(166)
Expiration: 02/07/2025; Exercise Price: $230.00	(401,200)	(17)	(12,665)
Arista Networks, Inc.
Expiration: 02/21/2025; Exercise Price: $115.00	(357,213)	(31)	(21,235)
Expiration: 02/21/2025; Exercise Price: $130.00	(69,138)	(6)	(1,215)
Broadcom, Inc.
Expiration: 02/07/2025; Exercise Price: $220.00	(376,159)	(17)	(12,198)
Expiration: 02/28/2025; Exercise Price: $225.00	(331,905)	(15)	(15,037)
C3.ai, Inc.
Expiration: 02/21/2025; Exercise Price: $35.50	(846,450)	(270)	(16,605)
Expiration: 02/21/2025; Exercise Price: $33.00	(987,525)	(315)	(36,540)
Intel Corp., Expiration: 02/28/2025; Exercise Price: $21.50	(427,460)	(220)	(9,350)
International Business Machines Corp., Expiration: 02/07/2025; Exercise Price: $250.00	(511,400)	(20)	(16,300)
Marvell Technology, Inc.
Expiration: 02/14/2025; Exercise Price: $112.00	(225,720)	(20)	(10,100)
Expiration: 02/28/2025; Exercise Price: $114.00	(191,862)	(17)	(10,540)
Meta Platforms, Inc.
Expiration: 02/21/2025; Exercise Price: $725.00	(137,836)	(2)	(1,340)
Expiration: 02/28/2025; Exercise Price: $710.00	(689,180)	(10)	(14,325)
Microsoft Corp., Expiration: 02/21/2025; Exercise Price: $422.50	(705,602)	(17)	(9,520)
NVIDIA Corp., Expiration: 02/14/2025; Exercise Price: $129.00	(1,632,952)	(136)	(41,480)
Oracle Corp., Expiration: 02/21/2025; Exercise Price: $165.00	(425,150)	(25)	(20,062)
Palantir Technologies, Inc.
Expiration: 02/07/2025; Exercise Price: $95.00	(527,936)	(64)	(11,072)
Expiration: 02/07/2025; Exercise Price: $90.00	(329,960)	(40)	(11,720)
QUALCOMM, Inc., Expiration: 02/14/2025; Exercise Price: $180.00	(466,911)	(27)	(10,125)
Salesforce, Inc.
Expiration: 02/21/2025; Exercise Price: $355.00	(273,360)	(8)	(3,400)
Expiration: 02/21/2025; Exercise Price: $335.00	(205,020)	(6)	(7,875)
ServiceNow, Inc.
Expiration: 02/07/2025; Exercise Price: $1,190.00	(203,676)	(2)	(235)
Expiration: 02/07/2025; Exercise Price: $1,220.00	(203,676)	(2)	(120)
Snowflake, Inc.
Expiration: 02/14/2025; Exercise Price: $190.00	(127,057)	(7)	(2,100)
Expiration: 02/14/2025; Exercise Price: $185.00	(689,738)	(38)	(17,575)
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 02/14/2025; Exercise Price: $230.00	(188,388)	(9)	(1,116)
Expiration: 02/14/2025; Exercise Price: $212.50	(62,796)	(3)	(1,755)
Expiration: 02/14/2025; Exercise Price: $205.00	(188,388)	(9)	(8,843)
Tesla, Inc., Expiration: 02/21/2025; Exercise Price: $440.00	(687,820)	(17)	(14,875)
Total Call Options			(379,547)

Put Options - (0.3)%
Invesco QQQ Trust Series 1, Expiration: 03/21/2025; Exercise Price: $450.00	(14,101,830)	(270)	(41,715)
TOTAL WRITTEN OPTIONS (Premiums received $414,754)			$(421,262)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Investments

COMMON STOCKS - 62.9%	Shares	Value
Banks - 3.8%
NU Holdings Ltd. - Class A (a)(b)	146,723	$1,942,612

Commercial Services - 1.2%
Block, Inc. (a)(b)	6,497	590,057

Diversified Financial Services - 16.0%
Coinbase Global, Inc. - Class A (a)(b)	28,017	8,162,193

Internet - 8.1%
MercadoLibre, Inc. (a)(b)	924	1,776,104
Opera Ltd. - ADR (b)	93,974	1,721,604
Robinhood Markets, Inc. - Class A (a)(b)	11,973	621,997
		4,119,705

Investment Companies - 13.9%
Bitdeer Technologies Group (a)(b)	87,055	1,612,258
Cipher Mining, Inc. (a)(b)	108,283	620,461
Cleanspark, Inc. (a)(b)	11,679	121,929
Core Scientific, Inc. (a)(b)	5,935	72,822
Hive Digital Technologies Ltd. (a)(b)	554,428	1,624,474
Hut 8 Corp. (a)(b)	129,056	2,799,225
MARA Holdings, Inc. (a)(b)	7,102	130,251
Riot Platforms, Inc. (a)(b)	7,202	85,560
		7,066,980

Semiconductors - 2.1%
Canaan, Inc. - ADR (a)(b)	278,000	575,460
NVIDIA Corp. (b)	3,996	479,800
		1,055,260

Software - 15.2%
MicroStrategy, Inc. - Class A (a)(b)	23,132	7,744,362

Telecommunications - 2.6%
Applied Digital Corp. (a)(b)	188,231	1,340,205
TOTAL COMMON STOCKS (Cost $32,564,094)		32,021,374

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

PURCHASED OPTIONS - 19.0%(a)(c)(d)	Notional Amount	Contracts	Value
Call Options - 18.7%
Block, Inc., Expiration: 02/28/2025; Exercise Price: $100.00	$81,738	9	2,497
CBTX, Expiration: 02/21/2025; Exercise Price: $2,550.00	3,367,308	14	82,600
Cleanspark, Inc.
Expiration: 02/07/2025; Exercise Price: $5.50	4,008,960	3,840	2,054,400
Expiration: 02/14/2025; Exercise Price: $13.50	5,220	5	67
Coinbase Global, Inc.
Expiration: 02/14/2025; Exercise Price: $370.00	1,922,778	66	14,124
Expiration: 02/21/2025; Exercise Price: $390.00	4,399,083	151	37,448
Expiration: 02/21/2025; Exercise Price: $335.00	990,522	34	29,665
Expiration: 02/21/2025; Exercise Price: $345.00	378,729	13	9,035
Expiration: 02/21/2025; Exercise Price: $370.00	378,729	13	4,875
Core Scientific, Inc.
Expiration: 02/07/2025; Exercise Price: $7.00	2,576,700	2,100	1,144,500
Expiration: 02/21/2025; Exercise Price: $15.00	2,454	2	48
iShares Bitcoin Trust ETF, Expiration: 02/07/2025; Exercise Price: $30.00	4,155,120	720	1,999,800
MARA Holdings, Inc.
Expiration: 02/07/2025; Exercise Price: $7.50	4,071,480	2,220	2,380,950
Expiration: 02/14/2025; Exercise Price: $22.50	106,372	58	1,392
Expiration: 02/14/2025; Exercise Price: $21.00	5,502	3	125
MBTX, Expiration: 02/21/2025; Exercise Price: $300.00	1,803,900	75	4,688
MicroStrategy, Inc., Expiration: 02/14/2025; Exercise Price: $400.00	3,147,026	94	57,340
Riot Platforms, Inc.
Expiration: 02/07/2025; Exercise Price: $5.00	2,922,480	2,460	1,722,000
Expiration: 02/14/2025; Exercise Price: $15.00	3,564	3	46

Put Options - 0.3%
CBTX, Expiration: 02/21/2025; Exercise Price: $2,100.00	1,443,132	6	10,800
iShares Bitcoin Trust ETF, Expiration: 02/21/2025; Exercise Price: $44.00	16,355,014	2,834	43,927
MBTX
Expiration: 02/21/2025; Exercise Price: $210.00	5,5483,856	228	39,330
Expiration: 02/21/2025; Exercise Price: $215.00	3,174,864	132	30,690
TOTAL PURCHASED OPTIONS (Cost $10,337,768)			9,670,347

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 0.3%	Shares
iShares Bitcoin Trust ETF (a)(b)	2,618	151,085
TOTAL EXCHANGE TRADED FUNDS (Cost $137,926)		151,085

SHORT-TERM INVESTMENTS - 40.2%
Money Market Funds - 40.2%
First American Government Obligations Fund - Class X, 4.32% (e)(f)	20,495,060	20,495,060
TOTAL SHORT-TERM INVESTMENTS (Cost $20,495,060)		20,495,060

TOTAL INVESTMENTS - 122.4% (Cost $63,534,848)		62,337,866
Liabilities in Excess of Other Assets - (22.4)%		(11,411,033)
TOTAL NET ASSETS - 100.0%		$50,926,833

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Held in connection with written options contracts. See Schedule of Written Options for further information.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(f)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Written Options

WRITTEN OPTIONS - (4.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.6)%
Applied Digital Corp.
Expiration: 02/28/2025; Exercise Price: $7.50	$(1,077,968)	(1,514)	$(102,952)
Expiration: 02/28/2025; Exercise Price: $8.00	(163,048)	(229)	(12,022)
Expiration: 02/28/2025; Exercise Price: $8.50	(96,832)	(136)	(5,644)
Bitdeer Technologies Group
Expiration: 02/07/2025; Exercise Price: $20.00	(563,008)	(304)	(15,960)
Expiration: 02/28/2025; Exercise Price: $18.50	(653,756)	(353)	(74,130)
Expiration: 02/28/2025; Exercise Price: $18.00	(196,312)	(106)	(25,175)
Expiration: 02/28/2025; Exercise Price: $19.00	(77,784)	(42)	(9,765)
Expiration: 02/28/2025; Exercise Price: $21.00	(116,676)	(63)	(8,348)
Block, Inc.
Expiration: 02/07/2025; Exercise Price: $88.00	(81,738)	(9)	(3,600)
Expiration: 02/07/2025; Exercise Price: $92.00	(227,050)	(25)	(4,425)
Expiration: 02/07/2025; Exercise Price: $89.00	(63,574)	(7)	(2,328)
Expiration: 02/07/2025; Exercise Price: $86.00	(63,574)	(7)	(4,218)
Expiration: 02/07/2025; Exercise Price: $93.00	(27,246)	(3)	(417)
Expiration: 02/28/2025; Exercise Price: $95.00	(108,984)	(12)	(5,160)
Canaan, Inc.
Expiration: 02/21/2025; Exercise Price: $2.00	(70,380)	(340)	(11,050)
Expiration: 02/21/2025; Exercise Price: $3.00	(67,275)	(325)	(2,438)
Expiration: 02/21/2025; Exercise Price: $2.50	(437,184)	(2,112)	(36,960)
CBTX, Expiration: 02/21/2025; Exercise Price: $2,520.00	(3,367,308)	(14)	(95,200)
Cipher Mining, Inc.
Expiration: 02/21/2025; Exercise Price: $6.00	(95,118)	(166)	(6,640)

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

Expiration: 02/21/2025; Exercise Price: $7.00	(102,567)	(179)	(4,296)
Expiration: 02/21/2025; Exercise Price: $5.50	(91,107)	(159)	(12,163)
Expiration: 02/21/2025; Exercise Price: $6.50	(254,985)	(445)	(17,578)
Expiration: 02/21/2025; Exercise Price: $5.00	(75,636)	(132)	(12,738)
Cleanspark, Inc.
Expiration: 02/07/2025; Exercise Price: $12.00	(650,412)	(623)	(7,787)
Expiration: 02/14/2025; Exercise Price: $12.50	(1,905,300)	(1,825)	(47,450)
Expiration: 02/14/2025; Exercise Price: $14.00	(506,340)	(485)	(5,335)
Expiration: 02/14/2025; Exercise Price: $11.50	(533,484)	(511)	(21,973)
Expiration: 02/14/2025; Exercise Price: $11.00	(532,440)	(510)	(31,365)
Coinbase Global, Inc.
Expiration: 02/14/2025; Exercise Price: $290.00	(1,922,778)	(66)	(132,660)
Expiration: 02/21/2025; Exercise Price: $310.00	(378,729)	(13)	(19,175)
Expiration: 02/21/2025; Exercise Price: $290.00	(378,729)	(13)	(30,290)
Expiration: 02/21/2025; Exercise Price: $330.00	(4,399,083)	(151)	(142,695)
Expiration: 02/21/2025; Exercise Price: $280.00	(990,522)	(34)	(95,370)
Core Scientific, Inc.
Expiration: 02/21/2025; Exercise Price: $13.00	(2,454)	(2)	(108)
Expiration: 02/28/2025; Exercise Price: $13.50	(1,961,973)	(1,599)	(118,326)
Expiration: 02/28/2025; Exercise Price: $12.00	(338,652)	(276)	(32,292)
Expiration: 02/28/2025; Exercise Price: $12.50	(134,970)	(110)	(12,815)
Expiration: 02/28/2025; Exercise Price: $11.50	(207,363)	(169)	(29,829)
Hive Digital Technologies Ltd.
Expiration: 02/07/2025; Exercise Price: $3.00	(243,190)	(830)	(10,375)
Expiration: 02/21/2025; Exercise Price: $3.50	(983,308)	(3,356)	(50,340)
Expiration: 02/21/2025; Exercise Price: $3.00	(397,308)	(1,356)	(40,680)
Hut 8 Corp.
Expiration: 02/28/2025; Exercise Price: $23.50	(440,307)	(203)	(25,070)
Expiration: 02/28/2025; Exercise Price: $23.00	(143,154)	(66)	(13,068)
Expiration: 02/28/2025; Exercise Price: $22.00	(1,780,749)	(821)	(186,367)
Expiration: 02/28/2025; Exercise Price: $22.50	(357,885)	(165)	(34,072)
Expiration: 02/28/2025; Exercise Price: $25.00	(73,746)	(34)	(3,876)
iShares Bitcoin Trust ETF
Expiration: 02/14/2025; Exercise Price: $55.00	(686,749)	(119)	(45,220)
Expiration: 02/14/2025; Exercise Price: $64.00	(1,517,773)	(263)	(11,441)
MARA Holdings, Inc.
Expiration: 02/14/2025; Exercise Price: $19.00	(5,502)	(3)	(282)
Expiration: 02/14/2025; Exercise Price: $20.00	(1,872,514)	(1,021)	(64,833)
Expiration: 02/14/2025; Exercise Price: $23.50	(513,520)	(280)	(4,620)
Expiration: 02/14/2025; Exercise Price: $22.00	(1,804,656)	(984)	(27,552)
MBTX, Expiration: 02/21/2025; Exercise Price: $260.00	(1,803,900)	(75)	(32,250)
MercadoLibre, Inc.
Expiration: 02/14/2025; Exercise Price: $1,950.00	(192,219)	(1)	(3,850)
Expiration: 02/21/2025; Exercise Price: $1,900.00	(576,657)	(3)	(32,805)
Expiration: 02/21/2025; Exercise Price: $1,960.00	(576,657)	(3)	(23,940)
MicroStrategy, Inc.
Expiration: 02/14/2025; Exercise Price: $450.00	(2,042,219)	(61)	(15,677)
Expiration: 02/14/2025; Exercise Price: $360.00	(368,269)	(11)	(15,180)
Expiration: 02/14/2025; Exercise Price: $350.00	(3,716,169)	(111)	(185,093)
Expiration: 02/14/2025; Exercise Price: $375.00	(669,580)	(20)	(20,350)
Expiration: 02/14/2025; Exercise Price: $420.00	(870,454)	(26)	(10,725)
NU Holdings Ltd.
Expiration: 02/21/2025; Exercise Price: $13.50	(140,344)	(106)	(5,883)
Expiration: 02/21/2025; Exercise Price: $13.00	(288,632)	(218)	(17,440)
Expiration: 02/21/2025; Exercise Price: $12.50	(704,368)	(532)	(59,052)
Expiration: 02/28/2025; Exercise Price: $14.00	(804,992)	(608)	(26,144)
NVIDIA Corp.
Expiration: 02/07/2025; Exercise Price: $138.00	(72,042)	(6)	(303)
Expiration: 02/14/2025; Exercise Price: $145.00	(72,042)	(6)	(429)

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

Expiration: 02/14/2025; Exercise Price: $124.00	(48,028)	(4)	(1,910)
Expiration: 02/28/2025; Exercise Price: $132.00	(120,070)	(10)	(5,700)
Expiration: 02/28/2025; Exercise Price: $136.00	(120,070)	(10)	(4,575)
Opera Ltd.
Expiration: 02/21/2025; Exercise Price: $17.50	(426,856)	(233)	(28,543)
Expiration: 02/21/2025; Exercise Price: $20.00	(1,287,896)	(703)	(14,060)
Riot Platforms, Inc.
Expiration: 02/07/2025; Exercise Price: $15.00	(459,756)	(387)	(1,741)
Expiration: 02/07/2025; Exercise Price: $13.00	(479,952)	(404)	(8,484)
Expiration: 02/14/2025; Exercise Price: $13.50	(76,032)	(64)	(2,240)
Expiration: 02/14/2025; Exercise Price: $15.50	(369,468)	(311)	(3,576)
Expiration: 02/14/2025; Exercise Price: $12.00	(153,252)	(129)	(10,255)
Expiration: 02/14/2025; Exercise Price: $12.50	(621,324)	(523)	(31,903)
Expiration: 02/14/2025; Exercise Price: $14.50	(844,668)	(711)	(13,509)
Robinhood Markets, Inc.
Expiration: 02/14/2025; Exercise Price: $53.00	(358,455)	(69)	(22,425)
Expiration: 02/14/2025; Exercise Price: $51.00	(72,730)	(14)	(5,810)
Expiration: 02/14/2025; Exercise Price: $55.00	(135,070)	(26)	(6,435)
Expiration: 02/14/2025; Exercise Price: $59.00	(10,390)	(2)	(289)
Expiration: 02/14/2025; Exercise Price: $58.00	(25,975)	(5)	(800)
Total Call Options			(2,329,849)
TOTAL WRITTEN OPTIONS (Premiums received $2,894,072)			$(2,329,849)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Dorsey Wright Featured 5 Income ETF

Schedule of Investments

EXCHANGE TRADED FUNDS - 97.6%	Shares	Value
YieldMax COIN Option Income Strategy ETF (a)	218,387	$3,002,821
YieldMax META Option Income Strategy ETF (a)	161,018	3,196,207
YieldMax MSTR Option Income Strategy ETF (a)	107,355	2,882,482
YieldMax NFLX Option Income Strategy ETF (a)	166,050	3,159,932
YieldMax TSLA Option Income Strategy ETF (a)	186,824	2,505,310
TOTAL EXCHANGE TRADED FUNDS (Cost $15,202,482)		14,746,752

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.32% (b)	369,303	369,303
TOTAL SHORT-TERM INVESTMENTS (Cost $369,303)		369,303

TOTAL INVESTMENTS - 100.0% (Cost $15,571,785)		15,116,055
Liabilities in Excess of Other Assets - (0.0)% (c)		(1,063)
TOTAL NET ASSETS - 100.0%		$15,114,992

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

YieldMax Dorsey Wright Hybrid 5 Income ETF
Schedule of Investments

EXCHANGE TRADED FUNDS - 57.3%	Shares	Value
YieldMax COIN Option Income Strategy ETF (a)	100,551	$1,382,576
YieldMax META Option Income Strategy ETF (a)	74,133	1,471,540
YieldMax MSTR Option Income Strategy ETF (a)	49,432	1,327,249
YieldMax NFLX Option Income Strategy ETF (a)	76,453	1,454,901
YieldMax TSLA Option Income Strategy ETF (a)	86,021	1,153,542
TOTAL EXCHANGE TRADED FUNDS (Cost $7,013,023)		6,789,808

COMMON STOCKS - 41.8%
Auto Manufacturers - 7.4%
Tesla, Inc. (b)	2,162	874,745

Diversified Financial Services - 8.4%
Coinbase Global, Inc. - Class A (b)	3,443	1,003,049

Internet - 17.8%
Meta Platforms, Inc. - Class A	1,582	1,090,283
Netflix, Inc. (b)	1,043	1,018,761
		2,109,044

Software - 8.2%
MicroStrategy, Inc. - Class A (b)	2,891	967,878
TOTAL COMMON STOCKS (Cost $4,824,466)		4,954,716

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.32% (c)	108,620	108,620
TOTAL SHORT-TERM INVESTMENTS (Cost $108,620)		108,620

TOTAL INVESTMENTS - 100.0% (Cost $11,946,109)		11,853,144
Liabilities in Excess of Other Assets - (0.0)% (d)		(1,327)
TOTAL NET ASSETS - 100.0%		$11,851,817

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

YieldMax Target 12 Big 50 Option Income ETF

Schedule of Investments

COMMON STOCKS - 77.8%	Shares	Value
Aerospace & Defense - 0.8%
General Electric Co. (a)	282	$57,407

Agriculture - 0.6%
Philip Morris International, Inc.	349	45,440

Auto Manufacturers - 2.7%
Tesla, Inc. (a)(b)	500	202,300

Banks - 4.3%
Bank of America Corp. (a)	1,594	73,802
JPMorgan Chase & Co. (a)	586	156,639
Morgan Stanley (a)	319	44,159
Wells Fargo & Co. (a)	633	49,880
		324,480

Beverages - 1.7%
Coca-Cola Co. (a)	1,176	74,652
PepsiCo, Inc.	362	54,550
		129,202

Biotechnology - 0.6%
Amgen, Inc.	152	43,384

Computers - 11.4%
Apple, Inc. (a)	3,444	812,784
International Business Machines Corp. (a)	244	62,391
		875,175

Cosmetics & Personal Care - 1.2%
Procter & Gamble Co. (a)	553	91,792

Diversified Financial Services - 4.1%
American Express Co.	157	49,840
Mastercard, Inc. - Class A (a)	210	116,640
Visa, Inc. - Class A (a)	430	146,974
		313,454

Healthcare - Products - 2.8%
Abbott Laboratories	418	53,475
Danaher Corp.	204	45,439
Intuitive Surgical, Inc. (b)	78	44,607
Thermo Fisher Scientific, Inc. (a)	112	66,947
		210,468

Healthcare - Services - 1.6%
UnitedHealth Group, Inc. (a)	230	124,773

Internet - 9.1%
Alphabet, Inc. - Class A (a)	2,677	546,163
Amazon.com, Inc. (a)(b)	211	50,150
Meta Platforms, Inc. - Class A (a)	8	5,513
Netflix, Inc. (b)	91	88,885
		690,711

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	117	43,458

Oil & Gas - 2.4%
Chevron Corp. (a)	429	64,003
Exxon Mobil Corp. (a)	1,131	120,824
		184,827

Pharmaceuticals - 6.4%
AbbVie, Inc. (a)	482	88,640
Eli Lilly & Co. (a)	292	236,835
Johnson & Johnson (a)	606	92,203
Merck & Co., Inc. (a)	700	69,174
		486,852

Private Equity - 0.5%
Blackstone, Inc.	236	41,798

Retail - 5.6%
Costco Wholesale Corp. (a)	104	101,908
Home Depot, Inc. (a)	229	94,343
McDonald’s Corp.	181	52,255
Walmart, Inc. (a)	1,778	174,528
		423,034

Semiconductors - 6.7%
Advanced Micro Devices, Inc. (a)(b)	462	53,569
Broadcom, Inc. (a)	1,130	250,035
NVIDIA Corp. (a)	966	115,988
QUALCOMM, Inc. (a)	273	47,210
Texas Instruments, Inc.	217	40,060
		506,862

Software - 13.4%
Adobe, Inc. (b)	103	45,057
Intuit, Inc.	67	40,301
Microsoft Corp. (a)	1,710	709,754
Oracle Corp. (a)	657	111,729
Salesforce, Inc. (a)	207	70,732
ServiceNow, Inc. (b)	45	45,827
		1,023,400

Telecommunications - 1.3%
Cisco Systems, Inc. (a)	906	54,903
Verizon Communications, Inc.	1,022	40,257
		95,160
TOTAL COMMON STOCKS (Cost $5,805,047)		5,913,977

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

PURCHASED OPTIONS - 6.3%(b)(c)(d)	Notional Amount	Contracts
Call Options - 6.3%
AbbVie, Inc., Expiration: 02/21/2025; Exercise Price: $200.00	$36,780	2	37
Alphabet, Inc., Expiration: 02/21/2025; Exercise Price: $225.00	408,040	20	2,760
Amazon.com, Inc.
Expiration: 02/07/2025; Exercise Price: $150.00	475,360	20	175,750
Expiration: 02/21/2025; Exercise Price: $255.00	522,896	22	7,480
Apple, Inc., Expiration: 02/21/2025; Exercise Price: $255.00	802,400	34	1,751
Chevron Corp., Expiration: 02/21/2025; Exercise Price: $167.50	59,676	4	14
Cisco Systems, Inc., Expiration: 02/21/2025; Exercise Price: $67.00	54,540	9	221
Coca-Cola Co., Expiration: 02/21/2025; Exercise Price: $65.00	69,828	11	781
Eli Lilly & Co., Expiration: 02/21/2025; Exercise Price: $880.00	162,216	2	1,385
Exxon Mobil Corp., Expiration: 02/21/2025; Exercise Price: $115.00	117,513	11	148
Mastercard, Inc., Expiration: 02/21/2025; Exercise Price: $550.00	111,086	2	2,635
Meta Platforms, Inc., Expiration: 02/07/2025; Exercise Price: $570.00	413,508	6	71,625
Microsoft Corp., Expiration: 02/21/2025; Exercise Price: $480.00	705,602	17	145
NVIDIA Corp.
Expiration: 02/07/2025; Exercise Price: $80.00	600,350	50	199,875
Expiration: 02/21/2025; Exercise Price: $156.00	708,413	59	3,039
Oracle Corp., Expiration: 02/21/2025; Exercise Price: $175.00	102,036	6	1,950
QUALCOMM, Inc., Expiration: 02/21/2025; Exercise Price: $200.00	34,586	2	156
SPDR S&P 500 ETF, Expiration: 02/04/2025; Exercise Price: $590.00	300,910	5	6,177
Tesla, Inc., Expiration: 02/21/2025; Exercise Price: $560.00	202,300	5	217
Visa, Inc., Expiration: 02/21/2025; Exercise Price: $342.50	136,720	4	2,190
TOTAL PURCHASED OPTIONS (Cost $490,501)			478,336

SHORT-TERM INVESTMENTS - 8.3%
Money Market Funds - 8.3%	Shares
First American Government Obligations Fund - Class X, 4.32% (e)	636,166	636,166
TOTAL SHORT-TERM INVESTMENTS (Cost $636,166)		636,166

TOTAL INVESTMENTS - 92.4% (Cost $6,931,715)		7,028,479
Other Assets in Excess of Liabilities - 7.6%		574,219
TOTAL NET ASSETS - 100.0%		$7,602,698

Percentages are stated as a percent of net assets.

(a)	Held in connection with written options contracts. See Schedule of Written Options for further information.

(b)	Non-income producing security.

(c)	100 shares per contract.

(d)	Exchange-traded.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

  YieldMax Target 12 Big 50 Option Income ETF

  Schedule of Written Options

WRITTEN OPTIONS - (1.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.5)%
AbbVie, Inc., Expiration: 02/21/2025; Exercise Price: $185.00	$(73,560)	(4)	$(1,036)
Advanced Micro Devices, Inc., Expiration: 02/21/2025; Exercise Price: $145.00	(46,380)	(4)	(228)
Alphabet, Inc., Expiration: 02/21/2025; Exercise Price: $210.00	(530,452)	(26)	(13,390)
Amazon.com, Inc., Expiration: 02/21/2025; Exercise Price: $240.00	(522,896)	(22)	(18,920)
Apple, Inc., Expiration: 02/21/2025; Exercise Price: $245.00	(802,400)	(34)	(6,613)
Bank of America Corp., Expiration: 02/21/2025; Exercise Price: $48.00	(69,450)	(15)	(555)
Broadcom, Inc., Expiration: 02/21/2025; Exercise Price: $275.00	(243,397)	(11)	(478)
Chevron Corp., Expiration: 02/21/2025; Exercise Price: $160.00	(59,676)	(4)	(62)
Cisco Systems, Inc., Expiration: 02/21/2025; Exercise Price: $64.00	(54,540)	(9)	(616)
Coca-Cola Co., Expiration: 02/21/2025; Exercise Price: $62.50	(69,828)	(11)	(2,167)
Costco Wholesale Corp., Expiration: 02/21/2025; Exercise Price: $975.00	(97,988)	(1)	(2,215)
Eli Lilly & Co., Expiration: 02/21/2025; Exercise Price: $820.00	(162,216)	(2)	(4,905)
Exxon Mobil Corp., Expiration: 02/21/2025; Exercise Price: $110.00	(117,513)	(11)	(814)
General Electric Co., Expiration: 02/21/2025; Exercise Price: $205.00	(40,714)	(2)	(870)
Home Depot, Inc., Expiration: 02/21/2025; Exercise Price: $405.00	(82,396)	(2)	(2,575)
International Business Machines Corp., Expiration: 02/21/2025; Exercise Price: $245.00	(51,140)	(2)	(2,590)
Johnson & Johnson, Expiration: 02/21/2025; Exercise Price: $150.00	(91,290)	(6)	(2,055)
JPMorgan Chase & Co., Expiration: 02/21/2025; Exercise Price: $260.00	(133,650)	(5)	(5,075)
Mastercard, Inc., Expiration: 02/21/2025; Exercise Price: $525.00	(111,086)	(2)	(6,640)
Merck & Co., Inc., Expiration: 02/21/2025; Exercise Price: $105.00	(69,174)	(7)	(644)
Meta Platforms, Inc., Expiration: 02/21/2025; Exercise Price: $710.00	(413,508)	(6)	(6,615)
Microsoft Corp., Expiration: 02/21/2025; Exercise Price: $450.00	(705,602)	(17)	(1,181)
Morgan Stanley, Expiration: 02/21/2025; Exercise Price: $142.00	(41,529)	(3)	(407)
NVIDIA Corp., Expiration: 02/21/2025; Exercise Price: $147.00	(708,413)	(59)	(5,487)
Oracle Corp., Expiration: 02/21/2025; Exercise Price: $165.00	(102,036)	(6)	(4,815)
Procter & Gamble Co.
Expiration: 02/21/2025; Exercise Price: $165.00	(49,797)	(3)	(930)
Expiration: 02/21/2025; Exercise Price: $170.00	(33,198)	(2)	(177)
QUALCOMM, Inc., Expiration: 02/21/2025; Exercise Price: $187.50	(34,586)	(2)	(474)
Salesforce, Inc., Expiration: 02/21/2025; Exercise Price: $340.00	(68,340)	(2)	(2,145)
SPDR S&P 500 ETF, Expiration: 02/04/2025; Exercise Price: $606.00	(300,910)	(5)	(725)
Tesla, Inc., Expiration: 02/21/2025; Exercise Price: $500.00	(202,300)	(5)	(888)
Thermo Fisher Scientific, Inc., Expiration: 02/21/2025; Exercise Price: $605.00	(59,775)	(1)	(655)
UnitedHealth Group, Inc., Expiration: 02/21/2025; Exercise Price: $540.00	(108,498)	(2)	(2,630)
Visa, Inc., Expiration: 02/21/2025; Exercise Price: $332.50	(136,720)	(4)	(4,770)
Walmart, Inc., Expiration: 02/21/2025; Exercise Price: $97.50	(166,872)	(17)	(5,738)
Wells Fargo & Co., Expiration: 02/21/2025; Exercise Price: $79.00	(47,280)	(6)	(825)
Total Call Options			(110,910)
TOTAL WRITTEN OPTIONS (Premiums received $96,901)			$(110,910)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Investments

COMMON STOCKS - 81.2%	Shares	Value
Semiconductors - 76.4%(a)
Advanced Micro Devices, Inc. (b)(c)	1,286	$149,112
Analog Devices, Inc. (c)	825	174,809
Applied Materials, Inc. (c)	1,126	203,074
ARM Holdings PLC - ADR (b)(c)	1,590	253,684
ASE Technology Holding Co. Ltd. - ADR (c)	3,046	30,917
ASML Holding NV (c)	65	48,055
Broadcom, Inc. (c)	546	120,813
Intel Corp. (c)	6,376	123,886
KLA Corp. (c)	193	142,480
Lam Research Corp. (c)	1,789	144,998
Marvell Technology, Inc. (c)	1,342	151,458
Microchip Technology, Inc. (c)	686	37,250
Micron Technology, Inc. (c)	1,512	137,955
Monolithic Power Systems, Inc.	56	35,693
NVIDIA Corp. (c)	6,790	815,275
NXP Semiconductors NV (c)	334	69,656
ON Semiconductor Corp. (b)(c)	507	26,536
QUALCOMM, Inc. (c)	1,241	214,606
STMicroelectronics NV (c)	1,236	27,748
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	3,071	642,822
Teradyne, Inc. (c)	245	28,369
Texas Instruments, Inc. (c)	1,059	195,502
United Microelectronics Corp. - ADR (c)	3,352	19,375
		3,794,073

Software - 4.8%
Cadence Design Systems, Inc. (b)(c)	381	113,393
Synopsys, Inc. (b)(c)	239	125,590
		238,983
TOTAL COMMON STOCKS (Cost $4,059,862)		4,033,056

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

PURCHASED OPTIONS - 5.1%	Notional Amount	Contracts
Call Options - 5.1%(b)(d)(e)
Advanced Micro Devices, Inc.
Expiration: 02/21/2025; Exercise Price: $155.00	$127,545	11	330
Expiration: 02/21/2025; Exercise Price: $165.00	11,595	1	19
Analog Devices, Inc., Expiration: 02/21/2025; Exercise Price: $240.00	169,512	8	360
Applied Materials, Inc.
Expiration: 02/21/2025; Exercise Price: $210.00	162,315	9	765
Expiration: 02/21/2025; Exercise Price: $220.00	36,070	2	72
ARM Holdings PLC, Expiration: 02/21/2025; Exercise Price: $195.00	159,550	10	2,110
ASE Technology Holding Co. Ltd., Expiration: 03/21/2025; Exercise Price: $17.50	23,345	23	173
ASML Holding NV
Expiration: 02/07/2025; Exercise Price: $600.00	369,655	5	70,175
Expiration: 02/21/2025; Exercise Price: $860.00	295,724	4	570
Expiration: 02/21/2025; Exercise Price: $850.00	73,931	1	175
Broadcom, Inc.
Expiration: 02/07/2025; Exercise Price: $140.00	442,540	20	162,550
Expiration: 02/21/2025; Exercise Price: $275.00	398,286	18	783
Expiration: 02/21/2025; Exercise Price: $290.00	154,889	7	112
KLA Corp., Expiration: 02/21/2025; Exercise Price: $820.00	73,824	1	313
Lam Research Corp., Expiration: 02/21/2025; Exercise Price: $88.00	145,890	18	1,782
Marvell Technology, Inc., Expiration: 02/21/2025; Exercise Price: $140.00	146,718	13	325
Microchip Technology, Inc., Expiration: 02/21/2025; Exercise Price: $65.00	32,580	6	180
Micron Technology, Inc.
Expiration: 02/21/2025; Exercise Price: $115.00	118,612	13	273
Expiration: 02/21/2025; Exercise Price: $120.00	18,248	2	31
NVIDIA Corp., Expiration: 02/21/2025; Exercise Price: $152.00	804,469	67	4,388
NXP Semiconductors NV, Expiration: 02/21/2025; Exercise Price: $250.00	41,710	2	160
ON Semiconductor Corp.
Expiration: 02/21/2025; Exercise Price: $66.00	10,468	2	48
Expiration: 02/21/2025; Exercise Price: $80.00	5,234	1	2
QUALCOMM, Inc.
Expiration: 02/21/2025; Exercise Price: $185.00	69,172	4	1,116
Expiration: 02/21/2025; Exercise Price: $195.00	103,758	6	744
Expiration: 02/21/2025; Exercise Price: $200.00	34,586	2	156
STMicroelectronics NV, Expiration: 02/21/2025; Exercise Price: $29.00	26,940	12	60
Synopsys, Inc., Expiration: 02/21/2025; Exercise Price: $580.00	105,096	2	550
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 02/21/2025; Exercise Price: $250.00	627,960	30	1,080
Teradyne, Inc., Expiration: 02/21/2025; Exercise Price: $175.00	11,579	1	38
Texas Instruments, Inc.
Expiration: 02/21/2025; Exercise Price: $205.00	55,383	3	105
Expiration: 02/21/2025; Exercise Price: $220.00	129,227	7	45
VanEck Semiconductor ETF, Expiration: 02/07/2025; Exercise Price: $230.00	121,810	5	7,450
TOTAL PURCHASED OPTIONS (Cost $259,336)			257,040

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.32% (f)	73,587	73,587
TOTAL SHORT-TERM INVESTMENTS (Cost $73,587)		73,587

TOTAL INVESTMENTS - 87.8% (Cost $4,392,785)		4,363,683
Other Assets in Excess of Liabilities - 12.2%		604,184
TOTAL NET ASSETS - 100.0%		$4,967,867

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Held in connection with written options contracts. See Schedule of Written Options for further information.

(d)	100 shares per contract.

(e)	Exchange-traded.

(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Written Options

January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.4)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.4)%
Advanced Micro Devices, Inc.
Expiration: 02/21/2025; Exercise Price: $135.00	$(127,545)	(11)	$(1,419)
Expiration: 02/21/2025; Exercise Price: $145.00	(11,595)	(1)	(57)
Analog Devices, Inc., Expiration: 02/21/2025; Exercise Price: $220.00	(169,512)	(8)	(3,080)
Applied Materials, Inc.
Expiration: 02/21/2025; Exercise Price: $200.00	(36,070)	(2)	(401)
Expiration: 02/21/2025; Exercise Price: $190.00	(162,315)	(9)	(3,893)
ARM Holdings PLC
Expiration: 02/21/2025; Exercise Price: $185.00	(15,955)	(1)	(350)
Expiration: 02/21/2025; Exercise Price: $170.00	(159,550)	(10)	(7,125)
Expiration: 02/21/2025; Exercise Price: $175.00	(63,820)	(4)	(2,240)
ASE Technology Holding Co. Ltd., Expiration: 03/21/2025; Exercise Price: $12.50	(30,450)	(30)	(225)
ASML Holding NV
Expiration: 02/21/2025; Exercise Price: $790.00	(73,931)	(1)	(720)
Expiration: 02/21/2025; Exercise Price: $800.00	(295,724)	(4)	(2,420)
Broadcom, Inc.
Expiration: 02/21/2025; Exercise Price: $260.00	(154,889)	(7)	(577)
Expiration: 02/21/2025; Exercise Price: $250.00	(398,286)	(18)	(2,934)
Cadence Design Systems, Inc., Expiration: 02/21/2025; Exercise Price: $335.00	(89,286)	(3)	(863)
Intel Corp., Expiration: 02/21/2025; Exercise Price: $24.00	(124,352)	(64)	(608)
KLA Corp., Expiration: 02/21/2025; Exercise Price: $760.00	(73,824)	(1)	(1,555)
Lam Research Corp., Expiration: 02/21/2025; Exercise Price: $82.00	(145,890)	(18)	(5,130)
Marvell Technology, Inc., Expiration: 02/21/2025; Exercise Price: $125.00	(146,718)	(13)	(2,158)
Microchip Technology, Inc., Expiration: 02/21/2025; Exercise Price: $60.00	(32,580)	(6)	(570)
Micron Technology, Inc.
Expiration: 02/21/2025; Exercise Price: $110.00	(18,248)	(2)	(75)
Expiration: 02/21/2025; Exercise Price: $100.00	(118,612)	(13)	(1,755)
NVIDIA Corp., Expiration: 02/21/2025; Exercise Price: $143.00	(804,469)	(67)	(8,409)
NXP Semiconductors NV
Expiration: 02/21/2025; Exercise Price: $230.00	(41,710)	(2)	(480)
Expiration: 02/21/2025; Exercise Price: $240.00	(20,855)	(1)	(80)
ON Semiconductor Corp.
Expiration: 02/21/2025; Exercise Price: $70.00	(10,468)	(2)	(25)
Expiration: 02/21/2025; Exercise Price: $61.00	(10,468)	(2)	(131)
Expiration: 02/21/2025; Exercise Price: $65.00	(5,234)	(1)	(29)

The accompanying notes are an integral part of these financial statements.	15

Schedules of Investments & Written Options Contracts	YieldMax ETFs

January 31, 2025 (Unaudited)

QUALCOMM, Inc.
Expiration: 02/21/2025; Exercise Price: $175.00	(103,758)	(6)	(3,975)
Expiration: 02/21/2025; Exercise Price: $180.00	(34,586)	(2)	(920)
Expiration: 02/21/2025; Exercise Price: $170.00	(69,172)	(4)	(3,670)
STMicroelectronics NV, Expiration: 02/21/2025; Exercise Price: $26.00	(26,940)	(12)	(90)
Synopsys, Inc., Expiration: 02/21/2025; Exercise Price: $530.00	(105,096)	(2)	(2,920)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 02/21/2025; Exercise Price: $230.00	(627,960)	(30)	(5,835)
Teradyne, Inc.
Expiration: 03/21/2025; Exercise Price: $130.00	(11,579)	(1)	(275)
Expiration: 03/21/2025; Exercise Price: $125.00	(11,579)	(1)	(335)
Texas Instruments, Inc.
Expiration: 02/21/2025; Exercise Price: $192.50	(55,383)	(3)	(637)
Expiration: 02/21/2025; Exercise Price: $200.00	(129,227)	(7)	(497)
United Microelectronics Corp.
Expiration: 02/21/2025; Exercise Price: $6.00	(5,202)	(9)	(90)
Expiration: 02/21/2025; Exercise Price: $7.00	(13,872)	(24)	(60)
VanEck Semiconductor ETF, Expiration: 02/07/2025; Exercise Price: $247.50	(121,810)	(5)	(1,837)
Total Call Options			(68,450)
TOTAL WRITTEN OPTIONS (Premiums received $106,208)			$(68,450)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	16

Statements of Assets and Liabilities	YieldMax ETFs

January 31, 2025 (Unaudited)

	YieldMax AI & Tech Portfolio Option Income ETF	YieldMax Crypto Industry & Tech Portfolio Option Income ETF	YieldMax Dorsey Wright Featured 5 Income ETF	YieldMax Dorsey Wright Hybrid 5 Income ETF	YieldMax Target 12 Big 50 Option Income ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$16,969,399	$62,337,866	$369,303	$5,063,336	$7,028,479
Investments in affiliated securities, at value (Note 7)	—	—	14,746,752	6,789,808	—
Receivable for investments sold	210,906	23,212,786	—	—	169,450
Interest receivable	576	2,495	979	509	280
Receivable for fund shares sold	—	2,484,550	—	—	—
Dividends receivable	—	—	—	—	3,329
Cash	—	—	—	—	1,561
Deposit at broker for other investments	—	—	—	—	926,722
Total assets	17,180,881	88,037,697	15,117,034	11,853,653	8,129,821

LIABILITIES:
Written options contracts, at value	421,262	2,329,849	—	—	110,910
Payable for investments purchased	720,313	4,366,404	—	—	409,580
Due to broker	370,907	9,479,503	—	—	—
Payable to adviser (Note 4)	1,775	9,228	2,042	1,836	6,633
Payable to custodian	—	20,925,880	—	—	—
Total liabilities	1,514,257	37,110,864	2,042	1,836	527,123
NET ASSETS	$15,666,624	$50,926,833	$15,114,992	$11,851,817	$7,602,698

NET ASSETS CONSISTS OF:
Paid-in capital	$15,779,375	$53,279,344	$15,446,220	$11,932,569	$7,536,165
Total distributable earnings/(accumulated losses)	(112,751)	(2,352,511)	(331,228)	(80,752)	66,533
Total net assets	$15,666,624	$50,926,833	$15,114,992	$11,851,817	$7,602,698

Net assets	$15,666,624	$50,926,833	$15,114,992	$11,851,817	$7,602,698
Shares issued and outstanding(a)	325,000	1,025,000	325,000	250,000	150,000
Net asset value per share	$48.20	$49.68	$46.51	$47.41	$50.68

COST:
Investments in unaffiliated securities, at cost	$17,195,701	$63,534,848	$369,303	$4,933,086	$6,931,715
Investments in affiliated securities, at cost	$—	$—	$15,202,482	$7,013,023	$—

PROCEEDS:
Written options premium received	$414,754	$2,894,072	$—	$—	$96,901

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	17

Statements of Assets and Liabilities	YieldMax ETFs

January 31, 2025 (Unaudited)

YieldMax Target 12 Semiconductor Option Income ETF
ASSETS:
Investments, at value (Note 2)	$4,363,683
Receivable for investments sold	798,101
Dividends receivable	1,440
Interest receivable	115
Cash	55
Total assets	5,163,394

LIABILITIES:
Written options contracts, at value	68,450
Due to broker	121,340
Payable to adviser (Note 4)	5,724
Payable for investments purchased	13
Total liabilities	195,527
NET ASSETS	$4,967,867

NET ASSETS CONSISTS OF:
Paid-in capital	$4,928,221
Total distributable earnings	39,646
Total net assets	$4,967,867

Net assets	$4,967,867
Shares issued and outstanding(a)	100,000
Net asset value per share	$49.68

COST:
Investments, at cost	$4,392,785

PROCEEDS:
Written options premium received	$106,208

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	18

Statements of Operations	YieldMax ETFs

For the Periods Ended January 31, 2025 (Unaudited)

	YieldMax AI & Tech Portfolio Option Income ETF(a)	YieldMax Crypto Industry & Tech Portfolio Option Income ETF(b)	YieldMax Dorsey Wright Featured 5 Income ETF(c)	YieldMax Dorsey Wright Hybrid 5 Income ETF(c)	YieldMax Target 12 Big 50 Option Income ETF(d)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$—	$—	$—	$—	$12,373
Dividend income from affiliated securities	—	—	574,938	326,647	—
Interest income	576	2,494	1,008	535	923
Total investment income	576	2,494	575,946	327,182	13,296

EXPENSES:
Investment advisory fee (Note 4)	1,775	9,228	2,307	2,187	14,441
Total expenses	1,775	9,228	2,307	2,187	14,441
NET INVESTMENT
INCOME/(LOSS)	(1,199)	(6,734)	573,639	324,995	(1,145)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	99,658	(809,493)	—	10,157	232,369
Investments in affiliated securities	—	—	99,463	12,481	—
Written options contracts expired or closed	21,600	68,055	—	—	(170,496)
Net realized gain (loss)	121,258	(741,438)	99,463	22,638	61,873
Net change in unrealized appreciation (depreciation) on:
Investments	(226,302)	(1,196,982)	—	130,250	96,764
Investments in affiliated securities	—	—	(455,730)	(223,215)	—
Written options contracts	(6,508)	564,223	—	—	(14,009)
Net change in unrealized appreciation (depreciation)	(232,810)	(632,759)	(455,730)	(92,965)	82,755
Net realized and unrealized gain (loss)	(111,552)	(1,374,197)	(356,267)	(70,327)	144,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,751)	$(1,380,931)	$217,372	$254,668	$143,483

(a)	Inception date of the Fund was January 22, 2025.

(b)	Inception date of the Fund was January 13, 2025.

(c)	Inception date of the Fund was December 16, 2024.

(d)	Inception date of the Fund was November 20, 2024.

The accompanying notes are an integral part of these financial statements.	19

Statements of Operations	YieldMax ETFs

For the Periods Ended January 31, 2025 (Unaudited)

YieldMax Target 12 Semiconductor Option Income ETF(a)
INVESTMENT INCOME:
Dividend income	$8,855
Less: Dividend withholding taxes	(560)
Interest income	311
Total investment income	8,606

EXPENSES:
Investment advisory fee (Note 4)	10,467
Total expenses	10,467
NET INVESTMENT LOSS	(1,861)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	160,382
Written options contracts expired or closed	(48,691)
Net realized gain (loss)	111,691
Net change in unrealized appreciation (depreciation) on:
Investments	(29,102)
Written options contracts	37,758
Net change in unrealized appreciation (depreciation)	8,656
Net realized and unrealized gain (loss)	120,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,486

(a)	Inception date of the Fund was December 2, 2024.

The accompanying notes are an integral part of these financial statements.	20

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AI & Tech Portfolio Option Income ETF Period ended January 31, 2025(a)	YieldMax Crypto Industry & Tech Portfolio Option Income ETF Period ended January 31, 2025(b)	YieldMax Dorsey Wright Featured 5 Income ETF Period ended January 31, 2025(c)	YieldMax Dorsey Wright Hybrid 5 Income ETF Period ended January 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(1,199)	$(6,734)	$573,639	$324,995
Net realized gain (loss)	121,258	(741,438)	99,463	22,638
Net change in unrealized appreciation (depreciation)	(232,810)	(632,759)	(455,730)	(92,965)
Net increase (decrease) in net assets from operations	(112,751)	(1,380,931)	217,372	254,668

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	(548,600)	(335,420)
Return of capital	—	(971,580)	—	—
Total distributions to shareholders	—	(971,580)	(548,600)	(335,420)

CAPITAL TRANSACTIONS:
Subscriptions	15,778,625	53,274,765	17,828,838	11,927,633
Redemptions	—	—	(2,382,618)	—
ETF transaction fees (Note 9)	750	4,579	—	4,936
Net increase (decrease) in net assets from capital transactions	15,779,375	53,279,344	15,446,220	11,932,569

NET INCREASE (DECREASE) IN NET ASSETS	15,666,624	50,926,833	15,114,992	11,851,817

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$15,666,624	$50,926,833	$15,114,992	$11,851,817

SHARES TRANSACTIONS
Subscriptions	325,000	1,025,000	375,000	250,000
Redemptions	—	—	(50,000)	—
Total increase (decrease) in shares outstanding	325,000	1,025,000	325,000	250,000

(a)	Inception date of the Fund was January 22, 2025.

(b)	Inception date of the Fund was January 13, 2025.

(c)	Inception date of the Fund was December 16, 2024.

The accompanying notes are an integral part of these financial statements.	21

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Target 12 Big 50 Option Income ETF Period ended January 31, 2025(a)	YieldMax Target 12 Semiconductor Option Income ETF Period ended January 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(1,145)	$(1,861)
Net realized gain (loss)	61,873	111,691
Net change in unrealized appreciation (depreciation)	82,755	8,656
Net increase (decrease) in net assets from operations	143,483	118,486

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(4,336)
Return of capital	(76,950)	(74,504)
Total distributions to shareholders	(76,950)	(78,840)

CAPITAL TRANSACTIONS:
Subscriptions	8,801,863	7,519,628
Redemptions	(1,266,365)	(2,591,985)
ETF transaction fees (Note 9)	667	578
Net increase (decrease) in net assets from capital transactions	7,536,165	4,928,221

NET INCREASE (DECREASE) IN NET ASSETS	7,602,698	4,967,867

NET ASSETS:
Beginning of the period	—	—
End of the period	$7,602,698	$4,967,867

SHARES TRANSACTIONS
Subscriptions	175,000	150,000
Redemptions	(25,000)	(50,000)
Total increase (decrease) in shares outstanding	150,000	100,000

(a)	Inception date of the Fund was November 20, 2024.

(b)	Inception date of the Fund was December 2, 2024.

The accompanying notes are an integral part of these financial statements.	22

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the periods ended	Net asset value, beginning of periods	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share		Net asset value, end of periods	Total return(c)	Net assets, end of periods (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax AI & Tech Portfolio Option Income ETF
1/31/2025(f)(g)	$50.00	(0.01)	(1.79)	(1.80)	—	—	—	$0.00	(h)	$48.20	-3.59%	$15,667	0.99%	(0.67)%	35%
YieldMax Crypto Industry & Tech Portfolio Option Income ETF
1/31/2025(f)(i)	$50.00	(0.02)	1.07	1.05	—	(1.38)	(1.38)	$0.01		$49.68	2.02%	$50,927	0.99%	(0.72)%	66%
YieldMax Dorsey Wright Featured 5 Income ETF
1/31/2025(f)(j)	$50.00	4.15	(5.45)	(1.30)	(2.19)	—	(2.19)	$—		$46.51	-2.63%	$15,115	0.29%	72.11%	7%
YieldMax Dorsey Wright Hybrid 5 Income ETF
1/31/2025(f)(j)	$50.00	2.50	(3.45)	(0.95)	(1.68)	—	(1.68)	$0.04		$47.41	-1.87%	$11,852	0.29%	43.10%	15%
YieldMax Target 12 Big 50 Option Income ETF
1/31/2025(f)(k)	$50.00	(0.01)	1.20	1.19	—	(0.51)	(0.51)	$0.00	(h)	$50.68	2.41%	$7,603	0.99%	(0.08)%	31%
YieldMax Target 12 Semiconductor Option Income ETF
1/31/2025(f)(l)	$50.00	(0.01)	0.22	0.21	(0.03)	(0.50)	(0.53)	$0.00	(h)	$49.68	0.38%	$4,968	0.99%	(0.18)%	3%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions.

(f)	Unaudited.

(g)	Inception date of the Fund was January 22, 2025.

(h)	Amount represents less than $0.005 per share.

(i)	Inception date of the Fund was January 13, 2025.

(j)	Inception date of the Fund was December 16, 2024.

(k)	Inception date of the Fund was November 20, 2024.

(l)	Inception date of the Fund was December 2, 2024.

The accompanying notes are an integral part of these financial statements.	23

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATIONAL

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”) serves as investment sub -adviser to the Funds except the FEAT ETF and FIVY ETF (defined below) (see Note 4). The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AI & Tech Portfolio Option Income ETF (the “GPTY ETF”)	January 22, 2025
YieldMax Crypto Industry & Tech Portfolio Option Income ETF (the “LFGY ETF”)	January 13, 2025
YieldMax Dorsey Wright Featured 5 Income ETF (the “FEAT ETF”)	December 16, 2024
YieldMax Dorsey Wright Hybrid 5 Income ETF (the “FIVY ETF”)	December 16, 2024
YieldMax Target 12 Big 50 Option Income ETF (the “BIGY ETF”)	November 20, 2024
YieldMax Target 12 Semiconductor Option Income ETF (the “SOXY ETF”)	December 2, 2024

The investment objective of the GPTY ETF, LFGY ETF, BIGY ETF, and SOXY ETF is to seek current income.

The investment objective of the FEAT ETF is to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Option Income Strategy Index.

The investment objective of the FIVY ETF is to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Hybrid Option Income Strategy Index.

The secondary objective of the GPTY ETF is to seek capital appreciation via investments in a select portfolio of AI and Technology Companies.

The secondary objective of the LFGY ETF is to seek capital appreciation via investments in a select portfolio of Crypto Industry and Technology Companies.

The secondary objective of the BIGY ETF is to seek capital appreciation via investments in a portfolio of 50 of the largest U.S. companies.

The secondary objective of the SOXY ETF is to seek capital appreciation via investments in a select portfolio of companies engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same- day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

The following is a summary of the inputs used to value each Funds’ investments as of January 31, 2025:

GPTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$11,892,007	$—	$—	$11,892,007
Purchased Options	—	1,316,164	—	1,316,164
Money Market Funds	3,761,228	—	—	3,761,228
Total Investments	$15,653,235	$1,316,164	$—	$16,969,399

Liabilities:
Investments:
Written Options	$—	$(421,262)	$—	$(421,262)
Total Investments	$—	$(421,262)	$—	$(421,262)

LFGY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$32,021,374	$—	$—	$32,021,374
Purchased Options	—	9,670,347	—	9,670,347
Exchange Traded Funds	151,085	—	—	151,085
Money Market Funds	20,495,060	—	—	20,495,060
Total Investments	$52,667,519	$9,670,347	$—	$62,337,866

Liabilities:
Investments:
Written Options	$—	$(2,329,849)	$—	$(2,329,849)
Total Investments	$—	$(2,329,849)	$—	$(2,329,849)

FEAT ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$14,746,752	$—	$—	$14,746,752
Money Market Funds	369,303	—	—	369,303
Total Investments	$15,116,055	$—	$—	$15,116,055

FIVY ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$6,789,808	$—	$—	$6,789,808
Common Stocks	4,954,716	—	—	4,954,716
Money Market Funds	108,620	—	—	108,620
Total Investments	$11,853,144	$—	$—	$11,853,144

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

BIGY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,913,977	$—	$—	$5,913,977
Purchased Options	—	478,336	—	478,336
Money Market Funds	636,166	—	—	636,166
Total Investments	$6,550,143	$478,336	$—	$7,028,479

Liabilities:
Investments:
Written Options	$—	$(110,910)	$—	$(110,910)
Total Investments	$—	$(110,910)	$—	$(110,910)

SOXY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,033,056	$—	$—	$4,033,056
Purchased Options	—	257,040	—	257,040
Money Market Funds	73,587	—	—	73,587
Total Investments	$4,106,643	$257,040	$—	$4,363,683

Liabilities:
Investments:
Written Options	$—	$(68,450)	$—	$(68,450)
Total Investments	$—	$(68,450)	$—	$(68,450)

Refer to the Schedules of Investments for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Advisers deem it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended January 31, 2025, the Funds’ monthly average notional amount are described below:

	Average Notional Amount
Fund:	Purchased Options	Written Options
GPTY ETF	$21,040,017	$(29,011,226)
LFGY ETF	54,322,211	(48,629,088)
BIGY ETF	4,887,948	(6,545,381)
SOXY ETF	3,989,870	(5,982,653)

Statements of Assets and Liabilities

Fair Value of derivative instruments as of January 31, 2025:

	Asset Derivatives		Liability Derivatives
Fund:	Derivative Instrument	Balance Sheet	Derivative Instrument	Balance Sheet
		Investments in unaffiliated, at value		Written option contracts, at value
GPTY ETF	Purchased options	$1,316,164	Written options	$421,262
LFGY ETF	Purchased options	9,670,347	Written options	2,329,849
BIGY ETF	Purchased options	478,336	Written options	110,910
SOXY ETF	Purchased Options	257,040	Written Options	68,450

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended January 31, 2025:

	Realized gain (loss)		Change in unrealized appreciation (depreciation)
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
	Net realized gain (loss) from investments in unaffiliated securities		Net change in unrealized appreciation (depreciation) on investments
GPTY ETF	Purchased options	$(1,874)	Purchased options	$20,602
LFGY ETF	Purchased options	71,669	Purchased options	(667,421)
BIGY ETF	Purchased options	82,578	Purchased options	(12,165)
SOXY ETF	Purchased options	81,197	Purchased options	(2,296)

	Realized gain (loss)		Change in unrealized appreciation (depreciation)
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
	Net realized gain (loss) from written options contracts		Net change in unrealized appreciation (depreciation) on written options contracts
GPTY ETF	Written options	$21,600	Written options	$(6,508)
LFGY ETF	Written options	68,055	Written options	564,223
BIGY ETF	Written options	(170,496)	Written options	(14,009)
SOXY ETF	Written options	(48,691)	Written options	37,758

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year) . The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value- at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (GPTY ETF Only) . Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Crypto Industry Risk (LFGY ETF Only). Investing in the Crypto Industry involves substantial risks, including but not limited to market volatility, regulatory changes, technological obsolescence, and security vulnerabilities. Crypto Industry companies typically face significant volatility due to the nascent and rapidly evolving nature of the sector. High research and capital expenditures are common, which can result in substantial variability in profitability, or even sustained losses. The industry is intensely competitive, with technological advancements occurring at a rapid pace, potentially rendering existing products or services obsolete. These companies are heavily reliant on digital and intellectual property, including proprietary blockchain technology and cryptographic algorithms, and may be adversely affected by the loss, theft, or impairment of these assets. Furthermore, the Crypto Industry is subject to a complex and constantly changing legal, regulatory, and political landscape, which can have a substantial impact on the profitability and viability of companies within the sector. Regulatory actions or unfavorable legal rulings could significantly hinder operations or market access. Additionally, security breaches, hacking incidents, or failures in the underlying technology of a crypto asset or blockchain could have devastating effects on the issuer, particularly if the compromised asset or technology is central to the issuer’s business model. The Crypto Industry has been, and may continue to be, dependent on speculation. The identification and classification of Crypto Industry companies can be challenging, as the boundaries of the industry are often unclear and subject to interpretation.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

• Blockchain Risk. Companies involved in the crypto asset industry are subject to the risks associated with blockchain technology, the occurrence of which could negatively impact the value of such companies. These risks include (i) the risk that the integrity and viability of the consensus mechanism of the blockchain fails; (ii) the risk that the blockchain’s capacity to execute and settle transactions in a timely and predictable manner is compromised; (iii) the open source nature of blockchain technology which makes it vulnerable to being “forked” by users and miners/validators (i.e., creation of a new competing blockchain when a significant portion of the miners/validators adopt updates to the existing blockchain protocol); and (iv) development of so-called Layer 2 networks, including the “Lightning Network,” which are separate blockchains built on top of “Layer 1” blockchains, like the Bitcoin Blockchain, for the purpose of augmenting the throughput of the Layer 1 blockchain. Layer 2 blockchains are a relatively new and still developing technology and include certain risks, such as the potential for hacks, bugs or failures.

• Crypto Asset Trading Platform Risk. Companies involved in the crypto asset industry are subject to the risks associated with crypto asset trading platforms. Crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Crypto asset trading platforms may (and in certain cases have) become subject to enforcement actions by regulatory authorities.

Technology Sector Risk (GPTY ETF & LFGY ETF Only). The Funds will invest substantially in companies in the information technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Funds’ investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Derivatives Risk (GPTY ETF, LFGY ETF, BIGY ETF & SOXY ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

• Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. A Fund may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by a Fund will be determined based on market quotations or other recognized pricing methods. The Funds may also write call and put options, which includes the risk that the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by the Funds for the written option, resulting in a loss to the Funds. Additionally, to the extent a Fund maintains indirect exposure to an Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

Counterparty Risk (GPTY ETF, LFGY ETF, BIGY ETF & SOXY ETF Only). The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each Fund’s behalf. If a clearing member defaults the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement their investment strategy.

Equity Market Risk (FEAT ETF & FIVY ETF Only). The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Funds’ portfolios) may decline, regardless of their long-term prospects.

YieldMax™ ETF Risks (FEAT ETF & FIVY ETF Only). In addition to equity securities, the Funds will invest their assets in selected eligible YieldMax™ ETFs, so each Fund’s investment performance is likely to be substantially related to the performance of the YieldMax™ ETFs. Each Fund’s NAV will change with changes in the value of the YieldMax™ ETFs in which they invest. An investment in the Funds entails more costs and expenses than the combined costs and expenses of direct investments in the YieldMax™ ETFs. Each YieldMax™ ETF is subject to the principal risks outlined for the Funds (including ETF Risks), along with the following additional risks:

• Underlying Security Risks. Each YieldMax™ ETF invests in options contracts that are based on the value of one or more underlying securities (each, an “Underlying Security”). This subjects each YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

○ BITO Risks. From time to time, the Funds may invest in BITO (the designated Evaluated Security for the YieldMax™ Bitcoin Option Income Strategy ETF). During such times, the Funds will be subject to additional risks. BITO seeks to provide investment results that correspond to the performance of Bitcoin by primarily investing in Bitcoin futures contracts. BITO does not invest directly in or hold Bitcoin. BITO is subject to many of the same risks to which the YieldMax™ ETFs are subject. For example, Counterparty Risks, Derivatives Risks, ETF Risks, Liquidity Risk, Money Market Instrument Risks, Non-Diversification Risks, and Management Risks. BITO is also subject to the additional risks, which are described in more detail in BITO’s prospectus.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

• Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

• Counterparty Risk. Each YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

• Price Participation Risk. Each YieldMax™ ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options’ strike price, the YieldMax™ ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

• Distribution Risk. Each YieldMax™ ETF aims to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each YieldMax™ ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as a YieldMax™ ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

• NAV Erosion Risk Due to Distributions. When a YieldMax™ ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode a YieldMax™ ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Funds).

• Call Writing Strategy Risk. The continuous application of each YieldMax™ ETF’s call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each YieldMax™ ETF’s returns both during the term of the sold call options and over longer time frames. A YieldMax™ ETF’s participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security’s price but also on the path the Underlying Security’s price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the YieldMax™ ETF.

• Single Issuer Risk. Each YieldMax™ ETF, focusing on an individual security, may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

• High Portfolio Turnover Risk. Each YieldMax™ ETF may actively and frequently trade all or a significant portion of the YieldMax™ ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the YieldMax™ ETF’s expenses.

• Liquidity Risk. Some securities held by the YieldMax™ ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YieldMax™ ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a YieldMax™ ETF is forced to sell an illiquid security at an unfavorable time or price, the YieldMax™ ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YieldMax™ ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YieldMax™ ETFs.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

• Money Market Instrument Risk. The YieldMax™ ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

• Tax Risk. Each YieldMax™ ETF aims to qualify as a RIC under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject a YieldMax™ ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each YieldMax™ ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

• U.S. Government and U.S. Agency Obligations Risk. Each YieldMax™ ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

Concentration Risk (FEAT ETF & FIVY ETF Only). To the extent that the Nasdaq Dorsey Wright Tactical Hybrid Option Income Strategy Index (the “Index”) and therefore, the Funds, concentrates in an industry, the Funds will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Funds to a greater extent than if their assets were invested in a wider variety of industries. As of November 15, 2024, the Index constituents assigned to the Consumer Cyclicals group of industries represented 40% of the Index and the Index constituents assigned to the Technology group of industries represented 40% of the Index.

Distribution Risk (GPTY ETF, LFGY ETF, BIGY ETF, & SOXY ETF Only). As part of each Fund’s investment objective to provide current income, the Funds seek to provide monthly income distributions. There is no assurance that the Funds will make a distribution in any given month. If the Funds do make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease each Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Semiconductor Industry Risk (SOXY ETF Only). Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on their profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs.

The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks”.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day -to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Fund	Investment Advisory Fee
GPTY ETF	0.99%
LFGY ETF	0.99%
FEAT ETF	0.29%
FIVY ETF	0.29%
BIGY ETF	0.99%
SOXY ETF	0.99%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b -1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended January 31, 2025, are disclosed in the Statements of Operations.

ZEGA serves as investment sub-adviser to the Funds except for the FEAT ETF and FIVY ETF, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the applicable Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub -Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.12% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser a portion of the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. Effective January 1, 2025, the Adviser has acquired the trading team previously employed by ZEGA. In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Funds. The Adviser will assume full management responsibilities for the Funds. Jay Pestrichelli, a key member of each Fund’s portfolio management team previously employed by ZEGA, will continue to serve as a portfolio manager for each Fund, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds. This transaction will not result in any changes to any of the Funds’ investment objectives, principal investment strategies, or fees. Each Fund will continue to be managed in accordance with its stated policies and objectives, ensuring continuity for shareholders.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b- 1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended January 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund:	Purchases	Sales
GPTY ETF	$4,433,526	$4,155,075
LFGY ETF	29,304,020	21,265,451
FEAT ETF	631,727	607,138
FIVY ETF	1,236,555	1,211,187
BIGY ETF	2,936,361	2,303,402
SOXY ETF	161,950	3,479,160

For the periods ended January 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

For the periods ended January 31, 2025, the cost of purchases and proceeds from in-kind transactions for the Funds were as follows:

Fund:	Purchases	Sales
GPTY ETF	$11,758,856	$—
LFGY ETF	25,544,625	—
FEAT ETF	17,367,693	2,289,263
FIVY ETF	11,789,482	—
BIGY ETF	6,268,801	1,246,088
SOXY ETF	7,297,222	—

NOTE 7 – AFFILIATED SECURITIES

The FEAT ETF and FIVY ETF held affiliated securities of the following companies during the period ended January 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

FEAT ETF
		Fair Value
						Change in
Security	Share Balance	Balance			Realized Gain	Unrealized Appreciation/	Fair Value at	Dividend
Name	1/31/2025	12/16/2024	Purchases	Sales	(Loss)	(Depreciation)	1/31/2025	Income
CONY	218,387	$—	$3,484,952	$(467,180)	$15,959	$(30,910)	$3,002,821	$84,052
FBY	161,018	—	3,656,065	(533,132)	11,833	61,441	3,196,207	138,321
MSTY	107,355	—	3,675,438	(464,842)	16,268	(344,382)	2,882,482	149,399
NFLY	166,050	—	3,554,793	(504,283)	22,990	86,432	3,159,932	44,681
NVDY	—	—	443,210	(468,671)	25,461	—	—	—
TSLY	186,824	—	3,184,961	(458,292)	6,952	(228,311)	2,505,310	158,485
					$99,463	$(455,730)	$14,746,752	$574,938

FIVY ETF
		Fair Value
						Change in
Security	Share Balance	Balance			Realized Gain	Unrealized Appreciation/	Fair Value at	Dividend
Name	1/31/2025	12/16/2024	Purchases	Sales	(Loss)	(Depreciation)	1/31/2025	Income
CONY	100,551	$—	$1,399,636	$—	$—	$(17,060)	$1,382,576	$50,310
FBY	74,133	—	1,486,430	(36,442)	(424)	21,976	1,471,540	67,134
MSTY	49,432	—	1,469,446	—	—	(142,197)	1,327,249	88,867
NFLY	76,453	—	1,426,931	(15,507)	(45)	43,522	1,454,901	26,744
NVDY	—	—	529,191	(543,775)	14,584	—	—	—
TSLY	86,021	—	1,342,603	(57,971)	(1,634)	(129,456)	1,153,542	93,592
					$12,481	$(223,215)	$6,789,808	$326,647

Notes to the Financial Statements	YieldMax ETFs

January 31, 2025 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended January 31,

2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the periods ended January 31, 2025 (estimated), the tax character of distributions were as follows:

Fund:	Ordinary Income	Return of Capital
GPTY ETF	$—	$—
LFGY ETF	—	971,580
FEAT ETF	548,600	—
FIVY ETF	335,420	—
BIGY ETF	—	76,950
SOXY ETF	4,336	74,504

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on NYSE, except for the FEAT ETF and FIVY ETF, which are listed and traded on NASDAQ. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in -kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fees for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

YieldMaxTM Dorsey Wright Hybrid 5 Income ETF
YieldMaxTM Dorsey Wright Featured 5 Income ETF
(together, the “Dorsey Wright ETFs”)
YieldMaxTM Target 12 Semiconductor Income ETF
YieldMaxTM AI & Tech Option Income Portfolio ETF
YieldMaxTM Crypto Industry& Tech Option Income Portfolio ETF
YieldMaxTM Target 12 Big 50 Income ETF
(the “YieldMaxTM ETFs” and collectively with the Dorsey Wright ETFs, each, a “Fund” and collectively the “Funds”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held between November 6-7, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund.

●	a Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the YieldmaxTM ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflect these economies of scale for the benefit of each Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held between November 6-7, 2024. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review:

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of each Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether each Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed advisory fee paid to the Adviser, where applicable, for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the Adviser. The Board also considered that ZEGA was acting as sponsor to the Funds and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to ZEGA out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the SubAdvisers. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Effective January 1, 2025, the Adviser has acquired the trading team previously employed by ZEGA, each Fund’s sub-adviser. In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Funds. The Adviser will assume full management responsibilities for the Funds. Jay Pestrichelli, a key member of each Fund’s portfolio management team previously employed by ZEGA, will continue to serve as a portfolio manager for each Fund, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds. This transaction will not result in any changes to any of the Funds’ investment objectives, principal investment strategies, or fees. Each Fund will continue to be managed in accordance with its stated policies and objectives, ensuring continuity for shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 7, 2025

* Print the name and title of each signing officer under his or her signature.